Document and Entity Information	Feb. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2021
Entity Registrant Name	FARMERS & MERCHANTS BANCORP
Entity Incorporation, State or Country Code	DE
Entity File Number	000-26099
Entity Tax Identification Number	94-3327828
Entity Address, Address Line One	111 West Pine Street
Entity Address, City or Town	Lodi
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95240
City Area Code	209
Local Phone Number	367-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001085913
Title of 12(b) Security	Common Stock
Trading Symbol	FMCB